CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY (CHANGES IN CAPITAL DEFICIENCY) - USD ($) $ in Thousands		Number of ordinary shares [Member]		Accumulated other comprehensive income [Member]	Other reserves [Member]	Additional paid in capital [Member]	Accumulated deficit [Member]	Total
BALANCE at Dec. 31, 2015	[1]			$ 41	$ 1,354	$ 2,335	$ (29,417)	$ (25,687)
BALANCE, shares at Dec. 31, 2015	[1]	4,471,480
CHANGES DURING THE YEAR ENDED DECEMBER 31
Issuance of shares			[1]			150		150
Issuance of shares, shares		19,240
Loss for the year							(1,199)	(1,199)
Share-based compensation					1,490			1,490
BALANCE at Dec. 31, 2016			[1]	41	2,844	2,485	(30,616)	$ (25,246)
BALANCE, shares at Dec. 31, 2016		4,490,720						4,490,720
CHANGES DURING THE YEAR ENDED DECEMBER 31
Loss for the year							(11,197)	$ (11,197)
Share-based compensation					4,885			4,885
Reclassification due to share-based compensation expired					(35)	35
Reclassification of capital contribution from controlling shareholder (note 7a)					(333)	333
BALANCE at Dec. 31, 2017			[1]	41	7,361	2,853	(41,813)	$ (31,558)
BALANCE, shares at Dec. 31, 2017		4,490,720						4,490,720
CHANGES DURING THE YEAR ENDED DECEMBER 31
Loss for the year							(10,304)	$ (10,304)
Share-based compensation					1,233			1,233
Issuance of shares and warrants, net			[1]		427	8,011		8,438
Issuance of shares and warrants, net, shares		1,410,000
Conversion of Preferred shares into Ordinary shares			[1]			32,621		32,621
Conversion of Preferred shares into Ordinary shares, shares		4,905,420
Conversion of convertible loan into Ordinary shares			[1]			4,138		4,138
Conversion of convertible loan into Ordinary shares, shares		622,180
Classification of Warrants to purchase preferred shares and shares into Warrants to purchase ordinary shares					5,548			5,548
Reclassification due to share-based compensation expired					(1,195)	1,195
Exercise of option to ordinary shares					(304)	304
Exercise of option to ordinary shares, shares		31,460
Reclassification of capital contribution from controlling shareholder (note 7a)					(51)	51
BALANCE at Dec. 31, 2018			[1]	$ 41	$ 13,019	$ 49,173	$ (52,117)	$ 10,116
BALANCE, shares at Dec. 31, 2018		11,459,780						11,459,780

[1]	Represents an amount less than one thousand US dollars.